SHARE CAPITAL - Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding | shares	334,839
Weighted average remaining contractual life	7 years 8 months 23 days
Weighted average exercise price	$ 1.34
Aggregate intrinsic value | $
Options exercisable | shares	193,089
Weighted average remaining contractual life	7 years 8 months 23 days
Weighted average exercise price	$ 1.41
Aggregate intrinsic value | $
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 2.00
Options outstanding | shares	316,839
Weighted average remaining contractual life	7 years 8 months 16 days
Weighted average exercise price	$ 1.10
Aggregate intrinsic value | $
Options exercisable | shares	175,089
Weighted average remaining contractual life	7 years 8 months 9 days
Weighted average exercise price	$ 1.02
Aggregate intrinsic value | $
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 3.00
Range of exercise price, upper limit	$ 5.00
Options outstanding | shares	18,000
Weighted average remaining contractual life	8 years 18 days
Weighted average exercise price	$ 4.88
Aggregate intrinsic value | $
Options exercisable | shares	18,000
Weighted average remaining contractual life	8 years 18 days
Weighted average exercise price	$ 4.88
Aggregate intrinsic value | $
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 7.00
Range of exercise price, upper limit	$ 10.00
Options outstanding | shares
Weighted average remaining contractual life	0 years
Weighted average exercise price
Aggregate intrinsic value | $
Options exercisable | shares
Weighted average remaining contractual life	0 years
Weighted average exercise price
Aggregate intrinsic value | $